DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Extinguishment of Debt [Line Items]
Capitalized financing fees and expenses	$ 3,405	$ 3,414
Accumulated amortization	(2,183)	(1,304)
Total	1,222	2,110
Amortization of deferred charges	879	599	652
Discontinued Operations - VLCC [Member]
Extinguishment of Debt [Line Items]
Amortization of deferred charges	$ 300	$ 0	$ 0